Condensed Consolidated Unaudited Interim Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital [Member] EUR (€)	Share capital [Member] USD ($) [1]	Share Premium [Member] EUR (€)	Share Premium [Member] USD ($) [1]	Retained earnings [Member] EUR (€)	Retained earnings [Member] USD ($) [1]	Treasury shares [Member] EUR (€)	Treasury shares [Member] USD ($) [1]	Translation reserve from foreign operations [Member] EUR (€)	Translation reserve from foreign operations [Member] USD ($) [1]	Hedging Reserve [Member] EUR (€)	Hedging Reserve [Member] USD ($) [1]	Interests Transaction reserve with non-controlling Interests [Member] EUR (€)	Interests Transaction reserve with non-controlling Interests [Member] USD ($) [1]	Total [Member] EUR (€)	Total [Member] USD ($) [1]	Non-controlling Interests [Member] EUR (€)	Non-controlling Interests [Member] USD ($) [1]	EUR (€)	USD ($) [1]
Balance at Dec. 31, 2019	€ 21,998		€ 64,160		€ 12,818		€ (1,736)		€ 4,356		€ (1,073)		€ 6,106		€ 106,629		€ 937		€ 107,566
Profit (loss) for the period	0		0		(3,472)		0		0		0		0		(3,472)		(797)		(4,269)
Other comprehensive loss for the period	0		0		0		0		(98)		(4,639)		0		(4,737)		(4,448)		(9,185)
Total comprehensive loss for the period	0		0		(3,472)		0		(98)		(4,639)		0		(8,209)		(5,245)		(13,454)
Transactions with owners of the Company, recognized directly in equity:
Issue of equity	1,935		11,253		0		0		0		0		0		13,188		0		13,188
Share-based payments	0		20		0		0		0		0		0		20		0		20
Balance at Jun. 30, 2020	23,933		75,433		9,346		(1,736)		4,258		(5,712)		6,106		111,628		(4,308)		107,320
Balance at Dec. 31, 2019	21,998		64,160		12,818		(1,736)		4,356		(1,073)		6,106		106,629		937		107,566
Profit (loss) for the period	0		0		(4,627)		0		0		0		0		(4,627)		(1,541)		(6,168)
Other comprehensive loss for the period	0		0		0		0		(533)		1,414		0		881		1,402		2,283
Total comprehensive loss for the period	0		0		(4,627)		0		(533)		1,414		0		(3,746)		(139)		(3,885)
Transactions with owners of the Company, recognized directly in equity:
Issue of equity	3,084		18,191		0		0		0		0		0		21,275		0		21,275
Options exercise	20		0		0		0		0		0		0		20		0		20
Share-based payments	0		50		0		0		0		0		0		50		0		50
Balance at Dec. 31, 2020	25,102	$ 29,836	82,401	$ 97,942	8,191	$ 9,736	(1,736)	$ (2,063)	3,823	$ 4,544	341	$ (405)	6,106	$ 7,257	124,228	$ 147,657	798	$ 951	125,026	$ 148,608
Profit (loss) for the period	0	0	0	0	(5,578)	(6,630)	0	0	0	0	0	0	0	0	(5,578)	(6,630)	(223)	(267)	(5,801)	(6,897)
Other comprehensive loss for the period	0	0	0	0	0	0	0	0	1,636	1,945	(3,400)	(4,041)	0	0	(1,764)	(2,096)	(2,979)	(3,541)	(4,743)	(5,637)
Total comprehensive loss for the period	0	0	0	0	(5,578)	(6,630)	0	0	1,636	1,945	(3,400)	(4,041)	0	0	(7,342)	(8,726)	(3,202)	(3,808)	(10,544)	(12,534)
Transactions with owners of the Company, recognized directly in equity:
Issuance of Capital note to non-controlling interest	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	8,682	10,319	8,682	10,319
Acquisition of shares in subsidiaries from non-controlling interests	0	0	0	0	0	0	0	0	0	0	0	0	(961)	(1,142)	(961)	(1,142)	961	1,142	0	0
Warrants exercise	454	540	3,348	3,979	0	0	0	0	0	0	0	0	0	(0)	3,802	4,519	0	0	3,802	4,519
Options exercise	22	26	0	0	0	0	0	0	0	0	0	0	0	0	22	26	0	0	22	26
Share-based payments	0	0	13	15	0	0	0	0	0	0	0	0	0	0	13	15	0	0	13	15
Balance at Jun. 30, 2021	€ 25,578	$ 30,402	€ 85,762	$ 101,936	€ 2,613	$ 3,106	€ (1,736)	$ (2,063)	€ 5,459	$ 6,489	€ (3,059)	$ (3,636)	€ 5,145	$ 6,115	€ 119,762	$ 142,349	€ 7,239	$ 8,604	€ 127,001	$ 150,953

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)